Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2020 CAD ($) $ / bbl bbl / d	Dec. 31, 2019 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (3)	$ 3
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	(3)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | Other financial positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WTI Fixed - Sell [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	107,066
Terms	October 2020 - March 2021
Weighted Average Price | $ / bbl	38.82
Fair Value Asset (Liability)	$ (43)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WTI Fixed - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	65,533
Terms	October 2020 - March 2021
Weighted Average Price | $ / bbl	37.90
Fair Value Asset (Liability)	$ 40
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WCS (Alberta) Differential - Sell [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	14,338
Terms	November 2020 - March 2021
Weighted Average Price | $ / bbl	(13.80)
Fair Value Asset (Liability)	$ (6)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WCS (Alberta) Differential - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	7,782
Terms	November 2020 - December 2021
Weighted Average Price | $ / bbl	(13.45)
Fair Value Asset (Liability)	$ 3
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WCS (Houston) Differential - Sell [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	3,444
Terms	November 2020 - March 2021
Weighted Average Price | $ / bbl	(3.25)
Fair Value Asset (Liability)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | WCS (Houston) Differential - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	1,000
Terms	January 2021 - March 2021
Weighted Average Price | $ / bbl	(3.60)
Fair Value Asset (Liability)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | Belvieu Fixed - Sell [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	1,359
Terms	October 2020 - December 2020
Weighted Average Price | $ / bbl	36.77
Fair Value Asset (Liability)
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | Belvieu Fixed - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	8,043
Terms	October 2020 - December 2020
Weighted Average Price | $ / bbl	35.94
Fair Value Asset (Liability)	$ 1
Fair value derivative financial instruments [Member] | Crude Oil and Condensate Contracts [Member] | Condensate Differential - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	2,371
Terms	November 2020 - March 2021
Weighted Average Price | $ / bbl	(3.45)
Fair Value Asset (Liability)	$ 2